FAIR VALUE (Tables)	12 Months Ended
Dec. 31, 2025
EBP 006
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Fair Value
Assets measured at fair value on a recurring basis within the fair value hierarchy are summarized as follows at December 31, 2025 and 2024:

	December 31, 2025
	Level 1	Level 2	Level 3	Total

Zions Bancorporation, N.A. common stock	$366,899,621	$—	$—	$366,899,621
Registered investment companies	679,650,082	—	—	679,650,082
Common collective trusts	943,894,926	—	—	943,894,926

Total	$1,990,444,629	$—	$—	1,990,444,629

Investments that use NAV				63,537,533
Total investments				$2,053,982,162

	December 31, 2024
(In millions)	Level 1	Level 2	Level 3	Total

Zions Bancorporation, N.A. common stock	$357,846,882	$—	$—	$357,846,882
Registered investment companies	602,630,940	—	—	602,630,940
Common collective trusts	816,088,913	—	—	816,088,913

Total	1,776,566,735	$—	$—	1,776,566,735

Investments that use NAV				65,491,304
Total investments				$1,842,058,039
The following presents additional information as of December 31, 2025 and 2024 for the common collective trust fund whose fair value is based on NAV per share:

Fair value at December 31,		Investment	Unfunded commitments	Redemption

2025:	$63,537,533	Common collective trust fund	None	Any business day, subject to certain restrictions.
2024:	$65,491,304	Common collective trust fund	None	Any business day, subject to certain restrictions.